NOTES AND OTHER LOANS PAYABLE (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2020
Debt Instrument [Line Items]
Notes payable	$ 1,081,580	$ 977,100
Ford Motor Credit [Member]
Debt Instrument [Line Items]
Notes payable	31,080	0
Cheryl Hintzen 1 [Member]
Debt Instrument [Line Items]
Notes payable	40,000	40,000
Cheryl Hintzen 2 [Member]
Debt Instrument [Line Items]
Notes payable	14,000	14,000
Sixth Street [Member]
Debt Instrument [Line Items]
Notes payable	250,000	0
Dr Jason Cohen [Member]
Debt Instrument [Line Items]
Notes payable	200,000	200,000
Quick Capital L L C 1 [Member]
Debt Instrument [Line Items]
Notes payable	239,600	239,600
Quick Capital L L C 2 [Member]
Debt Instrument [Line Items]
Notes payable	50,000	50,000
G S Capital [Member]
Debt Instrument [Line Items]
Notes payable	210,000	0
R E G A [Member]
Debt Instrument [Line Items]
Notes payable	$ 0	$ 46,900